Deferred revenue and deferred platform commission fees	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deferred revenue and deferred platform commission fees
Deferred revenue and deferred platform commission fees
22.	Deferred revenue and deferred platform commission fees

As at March 31, 2022, deferred revenue is expected to be recognized over a term of calculated average playing period of the paying users.

Deferred revenue is associated with the portion of in-game purchases revenue that is recognized over time.

The text below summarizes the change in deferred revenue and platform commission fees for three months ended March 31, 2022 and March 31, 2021.

The Group’s revenue recognized during the period of three months ended March 31, 2022 is 94,190 (three months ended March 31, 2021 — 63,973) and deferred the amount of 95,490 (three months ended March 31, 2021 — 90,846).

The Group’s platform commission recognized during the period of three months ended March 31, 2022 is 26,479 (three months ended March 31, 2021 — 19,297) and deferred the amount of 23,848 (three months ended March 31, 2021 — 24,852).

Insignificant increase in the amounts of deferred revenue as at March 31, 2022 compared to December 31, 2021 is due to an increase in the players lifespans substantially offset by lower bookings in the three months ended March 31, 2022 as compared with bookings in the second half of 2021. The decrease in the deferred platform commissions as at March 31, 2022 compared to December 31, 2021 is predominantly due to the decrease in the effective rate of the commissions withheld by platforms accompanied by the same effects which affected the amounts of deferred revenue during the three months ended March 31, 2022.

We use statistical estimation model to arrive at the average playing period of the paying users for each platform. As at March 31, 2022 and 2021 player lifespan for Hero Wars averages 26 and 24 months respectively. As at December 31, 2021 player lifespan for Hero Wars averages 25 months.

The estimated player lifespan in our other games as at March 31, 2022 and 2021 averages 18 months and 28 months respectively. The estimated player lifespan in our other games as at December 31, 2021 averages 25 months. The change in player lifespan is mostly due to the shutdown of one of Island Experiment in July of 2021 and acquisition of Lightmap Ltd together with the game Pixel Gun 3D.

25.   Deferred revenue and deferred platform commission fees

As at December, 31 2021, deferred revenue is expected to be recognized over a term of calculated average playing period of the paying users (for details see Note 4).

Deferred revenue is associated with the portion of in-game purchases revenue that is recognized over time. The table below summarizes the change in deferred revenue and platform commission fees for the years ended December 31, 2021 and 2020:

	2020, restated*	2020, as previously reported
Liabilities
January 1, 2020	110,179	110,179
Deferred during the year	344,200	343,114
Released to profit or loss	(159,597)	(159,597)
December 31, 2020	294,782	293,696
Current portion	215,562	214,711
Non-current portion	79,220	78,985
Assets
January 1, 2020	37,122	37,122
Deferred during the year	101,902	101,877
Released to profit or loss	(49,437)	(49,437)
December 31, 2020	89,587	89,562

*For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

2021
Liabilities
January 1,2021	294,782

Deferred during the year	428,511
Released to profit or loss	(300,612)

December 31, 2021	422,681

Current portion	294,607
Non-current portion	128,074

Assets
January 1,2021	89,587

Deferred during the year	114,657
Released to profit or loss	(87,711)

December 31, 2021	116,533

The increase in the amounts of deferred revenue and platform commission as at December 31, 2021 compared to December 31, 2020 is mostly due to increase in the in-game purchases (for details see Note 7) and in the lifespans (for details see Note 4).